Fuel Risk Management	12 Months Ended
Dec. 31, 2012
Fuel Risk Management
Fuel Risk Management

4. Fuel Risk Management

The Company's operations are inherently dependent upon the price and availability of aircraft fuel. To manage economic risks associated with fluctuations in aircraft fuel prices, the Company periodically enters into derivative financial instruments such as heating oil, WTI and Brent crude oil call options and collars. During the years ended December 31, 2012, 2011, 2010, the Company primarily used heating oil and crude oil call options and collars to hedge its aircraft fuel expense. As of December 31, 2012, the Company had outstanding fuel derivative contracts covering 127.0 million gallons of jet fuel that will be settled over the next 18 months. These derivative instruments were not designated as hedges under ASC Topic 815, Derivatives and Hedging (ASC 815), for hedge accounting treatment. As a result, any changes in fair value of these derivative instruments are adjusted through other nonoperating income (expense) in the period of change.

The following table reflects the amount of realized and unrealized gains and losses recorded as nonoperating income (expense) in the Consolidated Statements of Operations during 2012, 2011, and 2010.

	Year Ended December 31,
Fuel derivative contracts	2012	2011	2010
	(in thousands)
Gains (losses) on fuel derivatives recorded in nonoperating income (expense):
Mark-to-fair value gains (losses) on undesignated fuel hedges:
Realized gains (losses):
Losses realized at settlement	$(7,372)	$(430)	$(3,199)
Reversal of prior period unrealized amounts	2,367	(3,920)	(226)
Unrealized gains (losses) on contracts that will settle in future periods	(6,325)	(2,512)	4,066

Gains (losses) on fuel derivatives recorded as nonoperating income (expense)	$(11,330)	$(6,862)	$641

ASC 815 requires a reporting entity to elect a policy of whether to offset rights to reclaim cash collateral or obligations to return cash collateral against derivative assets and liabilities executed with the same counterparty, or present such amounts on a gross basis. Based on the fair value of our fuel derivative contracts, our counterparties may require us to post collateral when the price of the underlying commodity decreases. The Company's accounting policy is to present its derivative assets and liabilities on a net basis including the collateral posted with the counterparty. The Company had no collateral posted with our fuel contract counterparties as of December 31, 2012, 2011, and 2010.

The following table presents the fair value of the asset and liability derivatives that are not designated as hedging instruments under ASC 815 as well as the location of the asset and liability balances within the Consolidated Balance Sheets.

		Fair Value of Derivatives
		Assets as of		Liabilities as of
Derivatives not designated as hedging instruments under ASC 815	Balance Sheet Location	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
		(in thousands)
Fuel derivative contracts	Prepaid expenses and other	$13,094	$2,540	$397	$517